Cover	12 Months Ended
Nov. 30, 2023
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Metros Development Co., Ltd.
Entity Central Index Key	0001984076
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	Tolerance Ginza Building 6F
Entity Address, Address Line Two	3-9-7, Ginza
Entity Address, Address Line Three	Chuo-ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	1040061
City Area Code	+81
Local Phone Number	3-6457-9420
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102